Expense Example, No Redemption {- Franklin Mutual Quest Fund} - Franklin Mutual Series Funds-33 - Franklin Mutual Quest Fund - Class C	Dec. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 184
3 Years	569
5 Years	980
10 Years	$ 2,127